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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
                 ---------------------------------------
   Address:      1177 Avenue of the Americas, 32nd Floor
                 ---------------------------------------
                 New York, NY 10036
                 ---------------------------------------

Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Jeffrey L. Gates           New York, New York    August 14, 2007
   -------------------------------    --------------------   ---------------
             [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   23
                                        --------------------

Form 13F Information Table Value Total: $            723,125
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
ADVANCE AUTO PARTS INC              COM        00751Y106    21907    540510  SH         SOLE                 540510
ADVANCED MEDICAL OPTICS INC         COM        00763M108    16881    483960  SH         SOLE                 483960
ALTRIA GROUP INC                    COM        02209S103    22094    315000  SH         SOLE                 315000
ALTRIA GROUP INC                    COM        02209S953      350    100000  SH   PUT   SOLE                 100000
ARBITRON INC                        COM        03875Q108    48667    944444  SH         SOLE                 944444
AUTOMATIC DATA PROCESSING INC       COM        053015103    28677    591653  SH         SOLE                 591653
CAVCO INDS INC DEL                  COM        149568107     2520     67155  SH         SOLE                  67155
CBS CORP NEW                        COM        124857202    23254    697905  SH         SOLE                 697905
COPART INC                          COM        217204106    43828   1432746  SH         SOLE                1432746
DAVITA INC                          COM        23918K108    52015    965393  SH         SOLE                 965393
DOVER DOWNS GAMING & ENTMT          COM        260095104    17757   1183023  SH         SOLE                1183023
FIRST DATA CORP                     COM        319963104    49254   1507609  SH         SOLE                1507609
GETTY IMAGES INC                    COM        374276103    44581    932469  SH         SOLE                 932469
HILTON HOTELS CORP                  COM        432848109    46677   1394606  SH         SOLE                1394606
MARVEL ENTERTAINMENT INC            COM        57383T103    22197    871165  SH         SOLE                 871165
MARVEL ENTERTAINMENT INC            COM        57383T953     1080    600000  SH   PUT   SOLE                 600000
METHANEX CORP                       COM        59151K108    22147    880944  SH         SOLE                 880944
MOODYS CORP                         COM        615369105    45506    731601  SH         SOLE                 731601
PAPA JOHNS INTL INC                 COM        698813102    45133   1569287  SH         SOLE                1569287
PAYLESS SHOESOURCE INC              COM        704379106    43929   1392353  SH         SOLE                1392353
PIONEER COS INC                     COM        723643300    59158   1721208  SH         SOLE                1721208
PLAYTEX PRODUCTS INC                COM        72813P100    25528   1723720  SH         SOLE                1723720
WESCO INTL INC                      COM        95082P105    39985    661455  SH         SOLE                 661455